CONSOLIDATED SCHEDULE OF INVESTMENTS

Delaware Ivy Emerging Markets Equity Fund (in thousands)	JUNE 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Brazil
Consumer Discretionary – 3.2%
Lojas Renner S.A.	3,137	$28,049
MercadoLibre, Inc.(A)	35	54,956
		83,005

Consumer Staples – 1.6%
Ambev S.A.	12,206	41,867

Energy – 1.2%
Petroleo Brasileiro S.A.	5,118	30,285

Financials – 1.6%
Banco do Brasil S.A.	6,317	40,793

Materials – 2.0%
Vale S.A.	2,210	50,226

Total Brazil - 9.6%		$246,176

Cayman Islands
Financials – 0.9%
Patria Investments Ltd., Class A	1,239	21,835

Total Cayman Islands - 0.9%		$21,835

China
Communication Services – 6.3%
Tencent Holdings Ltd.	2,127	160,016

Consumer Discretionary – 13.9%
Alibaba Group Holding Ltd. ADR(A)	289	65,488
Gree Electric Appliances, Inc. of Zhuhai, A Shares	4,091	32,957
JD.com, Inc. ADR(A)	788	62,930
Li Ning Co. Ltd.	10,178	124,264
Meituan Dianping, Class B(A)	657	27,111
Midea Group Co. Ltd., Class A	3,405	37,569
		350,319

Consumer Staples – 3.0%
China Mengniu Dairy Co. Ltd.	6,459	39,057
Shanghai Jahwa United Co. Ltd., Class A(A)	3,946	36,689
		75,746

Financials – 2.9%
China Merchants Bank Co. Ltd., H Shares	4,701	40,112
Ping An Insurance (Group) Co. of China Ltd., H Shares	3,388	33,185
		73,297

Health Care – 3.2%
BeiGene Ltd. ADR(A)	140	48,080
Yunnan Baiyao Group Co. Ltd., A Shares	1,810	32,385
		80,465

Industrials – 2.0%
Hefei Meiya Optoelectronic Technology, Inc., A Shares	6,028	51,964

Information Technology – 0.8%
Venustech Group, Inc., Class A	4,760	21,349

Materials – 0.8%
Anhui Conch Cement Co. Ltd., H Shares	3,944	20,928

Real Estate – 0.8%
Logan Group Co. Ltd.	13,482	20,176

Total China - 33.7%		$854,260

Hong Kong
Consumer Discretionary – 2.0%
Galaxy Entertainment Group	6,378	51,055

Financials – 1.0%
Hong Kong Exchanges and Clearing Ltd.	444	26,451

Total Hong Kong - 3.0%		$77,506

India
Communication Services – 1.5%
Bharti Airtel Ltd.	5,255	37,162

Energy – 2.7%
Reliance Industries Ltd.	2,390	67,878

Financials – 4.8%
Axis Bank Ltd.(A)	2,460	24,770
HDFC Bank Ltd.	1,643	33,106
ICICI Bank Ltd.	7,550	64,086
		121,962

Industrials – 1.1%
Larsen & Toubro Ltd.	1,351	27,277

Total India - 10.1%		$254,279

Panama
Industrials – 1.3%
Copa Holdings S.A., Class A(A)	446	33,569

Total Panama - 1.3%		$33,569

Russia
Communication Services – 2.7%
Yandex N.V., Class A(A)	979	69,272

Consumer Discretionary – 0.5%
Fix Price Group Ltd. GDR(A)(B)	1,489	13,031

Energy – 1.0%
PJSC LUKOIL	277	25,556

Financials – 1.3%
Sberbank of Russia PJSC ADR	2,041	33,894

Real Estate – 0.2%
Etalon Group Ltd. GDR	3,167	5,150

Total Russia - 5.7%		$146,903

Singapore
Communication Services – 1.0%
Sea Ltd. ADR(A)	93	25,449

Total Singapore - 1.0%		$25,449

South Africa
Communication Services – 1.5%
Naspers Ltd., Class N	184	38,593

Financials – 2.0%
Capitec Bank Holdings Ltd.	424	50,063

Materials – 1.1%
AngloGold Ashanti Ltd.	1,560	29,004

Total South Africa - 4.6%		$117,660

South Korea
Consumer Discretionary – 3.4%
Hanon Systems	1,515	22,269
Hyundai Motor Co.	301	64,009
		86,278

Consumer Staples – 1.6%
LG Household & Health Care Ltd.	26	40,984

Health Care – 0.4%
EOFlow Co. Ltd.(A)	238	11,586

Information Technology – 6.9%
Samsung Electronics Co. Ltd.	2,428	173,960

Materials – 2.1%
LG Chem Ltd.	70	52,988

Total South Korea - 14.4%		$365,796

Taiwan
Information Technology – 11.5%
Delta Electronics, Inc.	3,685	40,072
MediaTek, Inc.	1,371	47,332
Taiwan Semiconductor Manufacturing Co. Ltd.	9,546	203,862
		291,266

Total Taiwan - 11.5%		$291,266

United States
Materials – 1.1%
Freeport-McMoRan Copper & Gold, Inc., Class B	740	27,479

Total United States - 1.1%		$27,479

Vietnam
Real Estate – 1.9%
Vinhomes JSC(A)	9,423	48,309

Total Vietnam - 1.9%		$48,309

TOTAL COMMON STOCKS – 98.8%		$2,510,487
(Cost: $1,489,370)

SHORT-TERM SECURITIES

Money Market Funds(C) – 1.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	27,094	27,094

TOTAL SHORT-TERM SECURITIES – 1.1%		$27,094
(Cost: $27,094)

TOTAL INVESTMENT SECURITIES – 99.9%		$2,537,581
(Cost: $1,516,464)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		1,851

NET ASSETS – 100.0%		$2,539,432

Notes to Consolidated Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021 the total value of these securities amounted to $13,031 or 0.5% of net assets.

(C)	Rate shown is the annualized 7-day yield at June 30, 2021.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$330,492	$—	$—
Consumer Discretionary	570,657	13,031	—
Consumer Staples	158,597	—	—
Energy	123,719	—	—
Financials	368,295	—	—
Health Care	92,051	—	—
Industrials	112,810	—	—
Information Technology	486,575	—	—
Materials	180,625	—	—
Real Estate	73,635	—	—
Total Common Stocks	$2,497,456	$13,031	$—
Short-Term Securities	27,094	—	—
Total	$2,524,550	$13,031	$—

BASIS FOR CONSOLIDATION OF THE DELAWARE IVY EMERGING MARKETS EQUITY FUND

Ivy EME, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Delaware Ivy Emerging Markets Equity Fund (referred to as “the Fund” in this subsection). The Subsidiary acts as an investment vehicle for the Fund, in order to affect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and SAI. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its Subsidiary. The consolidated financial statements include the accounts of the Fund and its Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary comprising the entire issued share capital of the Subsidiary with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary.

See the table below for details regarding the structure, incorporation and relationship as of June 30, 2021 of the Subsidiary to the Fund (amounts in thousands).

Subsidiary	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	Percentage of Fund Net Assets
Ivy EME, Ltd.	1-31-13	4-10-13	$2,539,432	$326	0.01%

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

For Federal income tax purposes, cost of investments owned at June 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,516,464

Gross unrealized appreciation	1,061,157

Gross unrealized depreciation	(40,040)

Net unrealized appreciation	$1,021,117